Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MFS Global High Yield Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	8.24%	8.31%	12.42%	(10.03%)	2.71%	4.04%	13.99%	(3.10%)	7.10%	12.92%
MFS High Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	8.69%	6.58%	12.18%	(10.56%)	3.20%	4.42%	14.43%	(3.30%)	6.13%	13.38%
MFS High Yield Pooled Portfolio | Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	9.44%	7.56%	13.34%	(9.86%)	4.16%	5.01%	15.44%	(2.25%)	7.30%	14.49%
MFS Municipal High Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.51%	7.09%	6.14%	(13.84%)	5.30%	3.38%	9.60%	2.08%	7.64%	1.81%